HEDGE ACCOUNTING (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about hedges [abstract]
Disclosure of detailed information about fluctuation in foreign exchange rates [Text Block]

Changes in the fluctuation of the Colombian peso against the U.S. dollar have been as follows:

Date	Value of USD 1	Variation in pesos
December 31, 2017	2,984.00	(16.71)
December 31, 2018	3,249.75	265.75
December 31, 2019	3,277.14	27.39

Disclosure of detailed information about movements in other comprehensive income related to hedges of net investment in foreign operations

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
Leasing Bogotá Panamá	Ps.	101,556	Ps.	(56,618)	Ps.	(46,383)	Ps.	(1,445)
Other subsidiaries and branches Banco de Bogotá		3,638		—		(3,935)		(297)
Occidental Bank Barbados		1,142		(1,142)		—		—
Banco de Occidente Panamá		1,799		(1,799)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		(740)		740		—		—
Gases del Pacífico S.A.C.		(92)		(1,096)		—		(1,189)
Gas Natural de Lima y Callao S.A.C. – Calidda		(11,973)		11,973		—		—
Total	Ps.	95,329	Ps.	(47,942)	Ps.	(50,318)	Ps.	(2,931)

Disclosure of detailed information about hedge in foreign currency equity investments [Text Block]

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2019

	Thousands of USD				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments (1)		liabilities (1)		contracts		account
Leasing Bogotá Panamá	4,475,304	(2,067,100)	(2,391,651)	Ps.	4,230,937	Ps.	(1,651,823)	Ps.	(2,716,214)	Ps.	(137,100)
Other subsidiaries and branches Banco de Bogotá (2)	139,662	—	(137,752)		129,616		—		(127,333)		2,283
Occidental Bank Barbados	31,027	(31,027)	—		25,748		(25,748)		—		—
Banco de Occidente Panamá	38,924	(38,924)	—		37,376		(37,376)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	26,214	(26,214)	—		9,332		(9,332)		—		—
Gases del Pacífico S.A.C. (3)	2,500	(2,500)	—		2,302		(3,490)		—		(1,189)
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	131,606	(131,606)	—		(3,977)		3,977		—		—
Total	4,845,237	(2,297,371)	(2,529,403)	Ps.	4,431,333	Ps.	(1,723,792)	Ps.	(2,843,547)	Ps.	(136,006)

December 31, 2018

	Thousands of USD				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments (1)		liabilities (1)		contracts		account
Leasing Bogotá Panamá	3,964,051	(2,067,100)	(1,896,348)	Ps.	4,129,381	Ps.	(1,595,205)	Ps.	(2,669,831)	Ps.	(135,655)
Other subsidiaries and branches Banco de Bogotá (2)	126,380	—	(121,116)		125,978		—		(123,398)		2,580
Occidental Bank Barbados	23,971	(23,971)	—		24,606		(24,606)		—		—
Banco de Occidente Panamá	23,439	(23,439)	—		35,577		(35,577)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P. (3)	31,214	(31,214)	—		10,072		(10,072)		—		—
Gases del Pacífico S.A.C. (3)	4,000	(4,000)	—		2,394		(2,394)		—		—
Gas Natural de Lima y Callao S.A.C. – Calidda (3)	31,649	(19,336)	—		7,996		(7,996)		—		—
Total	4,204,704	(2,169,060)	(2,017,464)	Ps.	4,336,004	Ps.	(1,675,850)	Ps.	(2,793,229)	Ps.	(133,075)
(1)	Includes exchange difference hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro and contributions of foreign branches in Miami, New York and Nassau.
(3)	Includes only a portion of this investments hedged

Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2019	December 31, 2018
Income in Thousands of USD dollars forecasted	92,611	120,265
Notional amount contracts forward Thousands of USD	92,611	120,265
% hedged	100%	100%
Fair value in Colombian pesos	(874)	(13,414)
# of contracts	158	1,470

Disclosure of analysis of other comprehensive income by item [text block]

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2019, 2018 and 2017 is as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
Balance at the beginning of the year	Ps.	(14,343)	Ps.	5,447	Ps.	7,419
Changes in the fair value of the hedge forward contracts		(6,597)		(19,513)		24,874
Reclassified to profit or loss		20,066		(276)		(26,846)
Balance at the end of the year	Ps.	(874)	Ps.	(14,343)	Ps.	5,447

Disclosure of detailed information about derivative financial instruments for hedging [Text Block]

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2019				December 31, 2018
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	14	Ps.	74,529	Ps.	28,367	Ps.	1,128
Foreign currency to sale		166,584		16,197		1,771		194,411
Subtotal	Ps.	166,598	Ps.	90,726	Ps.	30,138	Ps.	195,539
Swap
Interest rate		—		3,572		—		—
Subtotal	Ps.	—	Ps.	3,572	Ps.	—	Ps.	—
Total hedge derivatives	Ps.	166,598	Ps.	94,298	Ps.	30,138	Ps.	195,539